Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0003125	$ 0.0003125
Ordinary shares, shares authorized (in Shares)	[1]	158,200,000	158,200,000
Ordinary shares, shares issued (in Shares)	[1]	2,260,000	2,260,000
Ordinary shares, shares outstanding (in Shares)	[1]	2,260,000	2,260,000
Class B Ordinary shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0003125	$ 0.0003125
Ordinary shares, shares authorized (in Shares)	[1]	1,800,000	1,800,000
Ordinary shares, shares issued (in Shares)	[1]	1,800,000	1,800,000
Ordinary shares, shares outstanding (in Shares)	[1]	1,800,000	1,800,000

[1]	Giving retroactive effect to the 1-for-5 share consolidation.